SUBSEQUENT EVENTS (Details Narrative) - USD ($)								1 Months Ended		3 Months Ended				12 Months Ended		13 Months Ended
	Apr. 14, 2025	Apr. 01, 2025	Mar. 31, 2025	Mar. 27, 2025	Feb. 26, 2025	Feb. 05, 2025	Jan. 02, 2025	Mar. 31, 2025	Oct. 24, 2024	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 26, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from common stock			$ 107,550							$ 3,954,940				$ 3,544,689
Common stock, share issued			11,655,229					11,655,229		11,655,229				8,922,576	7,306,663
Total net proceeds										$ 3,954,940
Employee [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Employees exercised stock options		27,712
Equity Incentive Plan 2016 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Employees exercised stock options								27,712
Common stock, share issued			633,683					633,683		633,683
Total net proceeds								$ 3,836,032
Series D Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares converted						300			100
Restricted Stock [Member] | Employee [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of share granted																100,000
Share price																$ 6.04
Restricted Stock [Member] | Two Directors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of share granted		10,000
Share price		$ 5.98
Aggregate grant-date fair value		$ 119,600
Subsequent event description	The Amendment increases the aggregate dollar amount of common stock that may be sold under the At-The-Market Issuance Sales Agreement, originally entered into on May 17, 2024, by $8,850,000, for total capacity of $16,350,000. On April 14, 2025, the Company also filed a Prospectus Supplement with the SEC relating to the additional $8,850,000 of common stock that may be sold pursuant to the Amendment.
At The Market [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price			$ 6.24					$ 6.24		$ 6.24
Total net proceeds											$ 81,448	$ 115,563		$ 3,347,678
Non Qualified Stock Options [Member] | Employee [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of share granted		20,000
Weighted average remaining contractual term (years) outstanding		5 years
Vesting term		3 years
Grant date fair value of stock option		$ 69,800
New Employment Agreements [Member] | Restricted Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of share granted							1,901,898
April 21 Fund L P And 21 April Fund Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal balance of secured promissory note				$ 500,000	$ 500,000